Segmental analysis - Constant currency results reconciliation (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	[1]			$ 65,854		$ 66,058		$ 50,620
ECL				(3,414)		(3,447)		(3,584)
Operating expenses				(33,043)		(32,070)		(32,701)
Share of profit/(loss) in associates and joint ventures less impairment				2,912		(193)		2,723
Profit before tax				32,309		30,348		17,058
UK
Disclosure of operating segments [line items]
Revenue				12,307		11,027		11,710
Bank of Communications Co., Limited
Disclosure of operating segments [line items]
ECL					$ (7,410)		$ (8,099)
Impairment loss recognised in profit or loss		$ 2,917	$ 3,000	0		3,000
Constant currency
Disclosure of operating segments [line items]
Revenue				65,854		64,912		49,587
ECL				(3,414)		(3,259)		(3,615)
Operating expenses				(33,043)		(31,494)		(32,229)
Share of profit/(loss) in associates and joint ventures less impairment						(256)		2,559
Profit before tax				$ 32,309		29,903		16,302
Currency translation
Disclosure of operating segments [line items]
Revenue						(1,146)		(1,033)
ECL						188		(31)
Operating expenses						576		472
Share of profit/(loss) in associates and joint ventures less impairment						(63)		(164)
Profit before tax						$ (445)		$ (756)

[1]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.